Convertible Notes Payable	12 Months Ended
Dec. 31, 2021
Convertible Notes Payable
Convertible Notes Payable

4. Convertible Notes Payable and Other Notes Payable

All convertible and other notes payable were issued either as a result of financing or deferred compensation provided by executives of the Company. As of December 31, 2021 and December 31, 2020, convertible and other notes payable totaled $3,589,931 and $953,001, respectively; including notes payable for related parties totaling $3,505,931 and $805,001, respectively. Refer to disclosure in Note 5 below.

The details of the convertible notes payable and other notes payable are shown in the table below:

Payee	No.	Effective Date	Due Date	From Effective	Following Maturity	Conversion Rate	Issuing Purpose	1/1/2021	Addition	Payment	12/31/2021	Accrued Interest
Convertible notes payable:
Stephen Chen	#1.16	1/30/2016	Payable on demand	0.75%	NA	$ 0.17	working capital	114,026			114,026	5,839
Stephen Chen	#2.16	3/18/2016	Payable on demand	0.65%	NA	$ 0.19	working capital	262,500			262,500	9,878
Stephen Chen	#3.19	912019	9/1/2020	1.85%	10%	$ 0.25	salary	39,620		(39,620)	0	0
Stephen Chen	#4.19	1212019	12/31/2020	1.61%	10%	$ 0.25	working capital	14,879		(14,879)	0	0
Stephen Chen	#6.20	112020	1/1/2021	1.85%	10%	$ 0.25	salary	216,600		(216,600)	0	0
Stephen Chen	#7.20	112020	1/2/2021	1.60%	10%	$ 0.25	working capital	23,366		(23,366)	0	0
Stephen Chen	#10.21	112021	4/1/2021	1.85%	1.85%	$ 0.25	salary		59,025	(59,025)	0	0
Stephen Chen	#11.21	412021	5/1/2021	1.85%	10%	$ 0.25	salary		10,000	(10,000)	0	0
								670,991	69,025	(363,490)	376,526	15,717
Ainos KY	#12.21	4/27/2021	10/27/2021	1.85%	NA	$ 0.20	working capital		15,000		15,000	189
Ainos KY	#13.21	5/5/2021	11/5/2021	1.85%	NA	$ 0.20	working capital		20,000		20,000	243
Ainos KY	#14.21	5/25/2021	11/25/2021	1.85%	NA	$ 0.20	working capital		30,000		30,000	335
Ainos KY	#15.21	5/28/2021	11/28/2021	1.85%	NA	$ 0.20	working capital		35,000		35,000	385
Ainos KY	#16.21	6/9/2021	12/9/2021	1.85%	NA	$ 0.20	working capital		300,000		300,000	3,117
Ainos KY	#17.21	6/21/2021	12/21/2021	1.85%	NA	$ 0.20	working capital		107,000		107,000	1,047
Ainos KY	#18.21	7/2/2021	1/2/2022	1.85%	NA	$ 0.20	working capital		54,000		54,000	498
Ainos KY	#19.21	912021	3/1/2022	1.85%	NA	$ 0.20	working capital		120,000		120,000	742
Ainos KY	#20.21	9/28/2021	3/28/2022	1.85%	NA	$ 0.20	working capital		300,000		300,000	1,429
Ainos KY	#21.21	11102021	5102022	1.85%	NA	$ 0.20	working capital		50,000		50,000	129
Ainos KY	#22.21	11252021	11/25/2022	1.85%	NA	$ 0.20	working capital		450,000		450,000	798
Ainos KY	#23.21	11/29/2021	5/29/2022	1.85%	NA	$ 0.20	working capital		300,000		300,000	471
Ainos KY	#24.21	12292021	6/29/2022	1.85%	NA	$ 0.20	working capital		1,219,000		1,219,000	124
								0	3,000,000	0	3,000,000	9,507
				Total convertible notes payable- related parties				670,991	3,069,025	(363,490)	3,376,526	25,224
i2 China	#5.19	9/1/2019	9/1/2020	1.85%	10%	$ 0.25	consulting fee	16,000		(16,000)	0	0
i2 China	#8a.20	1/1/2020	1/1/2021	1.85%	10%	$ 0.25	consulting fee	48,000		(48,000)	0	0
i2 China	#11.21	112020	4/1/2021	1.85%	10%	$ 0.25	consulting fee		37,000	(37,000)	0	0
				Total convertible notes payable- non-related party				64,000	37,000	(101,000)	0	0
				Total Convertible notes payable				734,991	3,106,025	(464,490)	3,376,526	25,224
Notes payable:
Stephen Chen	#9.21	1/1/2021	4/14/2021	0.13%	10%	NA	working capital	134,010	145,395	(150,000)	129,405	312
				Notes payable-related party				134,010	145,395	(150,000)	129,405	312
i2 China	#8b.20	1/1/2020	1/1/2021	1.85%	10%	NA	consulting fee	84,000			84,000	3,137
				Notes payable- non-related party				84,000	0	0	84,000	3,137
				Total notes payable				218,010	145,395	(150,000)	213,405	3,449
				Total convertible and non-convertible				953,001	3,251,420	(614,490)	3,589,931	28,673

All of the aforementioned convertible promissory notes and other notes payable are unsecured and due on demand upon maturity. The Company may prepay the notes in whole or in part at any time. The Payee has the option to convert some or all of the unpaid principal and accrued interest to our common voting stock.

The convertible promissory notes are convertible on demand. The following convertible notes due to Stephen T. Chen – Notes 3.19, 4.19, 6.20, 7.20, 10.21, and 11.21 -- with a total principal and accrued interest amount of $372,988 were assigned by the holder to Top Calibre Corporation, a British Virgin Islands corporation, and subsequently converted in common stock of our company at a conversion price of $0.25 per share on December 27, 2021. No convertible notes were assigned in 2020.

During 2021, the Company received funding from Dr. Stephen T. Chen and Ainos KY totaling $214,420 and $3,000,000, respectively. Amounts owed to Dr. Stephen T. Chen of $150,000 were repaid. In 2020, the Company received funding from Dr. Stephen T. Chen totaling $373,976.

Note holders, i2China Management Group, LLC (“i2China”) and Dr. Stephen T. Chen (together the “Payees”), agreed to waive their rights pertaining to the conditional term “Annual Interest Rate on Matured, Unpaid Amounts: 10% per annum, compounded annually of Convertible Notes” in regards to interest charged on unpaid amounts following maturity for all of their respective notes. The Company and the Payees agree that the originally agreed annual interest rate will continue to be valid for any unpaid amounts after maturity. The amended terms of the above convertible notes and other notes payable were made during on September 1, 2021. Interest waived totaled $45,875.

The total interest expense for 2021 and 2020 totaled $21,727 and $10,702 respectively; the cumulative related accrued interest as of December 31, 2021 and 2020 were $28,673 and $24,196, respectively.